Note 11 - Subsequent Events	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
11.	Subsequent Events

(a)	On
May 30, 2019,
the Company agreed to draw new loans totaling
$12
million from its revolving loan facility with Eurobank Ergasias S.A. in order to repay existing indebtedness of approximately
$7
million of Noumea Shipping Ltd. and Gregos Shipping Ltd., owners of two
of its vessels, the M/V Evridiki G and the M/V EM Astoria, and also repay a fee of approximately
$0.95
million relating to the lender’s entitlement to participate in the appreciation in the market value of the latter mortgaged vessel. Following this refinancing, all of the Company’s existing vessels are financed by the same bank, which as part of the arrangement agreed to reduce the loan margin of the facility by
0.5%;
the bank, furthermore, agreed to release
$4
million of the total
$5
million of security deposit required by the loan to be used to redeem the Company’s Series B Preferred Shares.

(b)	The Company has agreed to use the liquidity generated by the refinancing, i.e. the
$4
million excess liquidity generated by drawing the new loans and the
$4
million of security funds released, along with
$3.7
million of additional funds from its balance sheet to redeem approximately
$11.7
million face value of its outstanding Series B Preferred Shares which, since
January 2019,
carry an annual dividend of
12%
which is set to increase to
14%
in
January 2021.
After the redemption, there will be
$8
million face value of Series B Preferred Shares outstanding; in addition the holders of the remaining Series B Preferred Shares agreed to reduce the annual dividend of the shares to
8%
until
January 2021.

(c)	On
May 31, 2019,
the Company signed memoranda of agreement to acquire
four
feeder containerships for a consideration that includes a cash payment of
$15
million and issuance of
$22.5
million shares of common stock to the sellers. The Company intends to finance the cash portion of the acquisition price with bank debt. The shares to be issued to the sellers will represent approximately
64.3%
of the shares of the Company. The vessels are owned by affiliates of the Pittas family, controlled by the Company’s CEO. The transactions have been evaluated and approved by a special committee formed by independent members of the Board of the Company. The four
vessels, the Diamantis, a
2,008
teu feeder vessel built in
1998,
the EM Hydra and the EM Spetses, both
1,700
teu feeder containership built in
2005
and
2007,
respectively, and the EM Kea, a
3,100
teu feeder containership built in
2007,
represent a significant expansion of the Company’s fleet both in terms of units and value. After the acquisition of these four
vessels which are currently chartered, the fleet of the Company will consist of
15
vessels,
nine
of which were built post
2000;
all the vessels except for
one
are feeder containerships. The acquisition of the vessel is subject to regulatory approval, including approval from NASDAQ.